Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 01, 2020	Aug. 20, 2020	Jun. 08, 2020	Jun. 05, 2020	May 26, 2020	May 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 13, 2019
Warrants [Abstract]
Number of units sold (in shares)													376,470
Exercise price of warrants issued (in dollars per share)												$ 2.72
Number of securities called by warrants (in shares)			35,714,286					2,709,375	2,684,375	3,171,875	3,125,000	2,536,468
Issuance of common stock (in shares)		2,582,142						2,709,375	2,684,375	3,171,875	3,125,000			2,000,000		2,263,421		1,129,226
Gross proceeds		$ 1,782	$ 25,000					$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293	$ 20	$ 73,750	$ 4,100	$ 73,750	$ 13,225	$ 0
Number of units included in public offering (in shares)			35,714,286									2,536,468
Shares to be issued upon exercise of remaining warrants (in shares)	50,699,284															50,699,284	50,699,284
Jelco [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)	$ 0.70															$ 0.70	$ 0.70
Warrants issued (in shares)	7,986,913
Class A Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	47,916															47,916	47,916
Class B Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)													1
Exercise price of warrants issued (in dollars per share)													$ 59.84							$ 16.00
Term of warrant	3 years															3 years	3 years
Warrants issued (in shares)													415,845
Warrants exercised (in shares)																	0
Shares to be issued upon exercise of remaining warrants (in shares)	415,845															415,845	415,845
Class C Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)													1
Exercise price of warrants issued (in dollars per share)													$ 59.84
Term of warrant	6 months															6 months	6 months
Warrants issued (in shares)													415,845
Warrants exercised (in shares)																		6,594,029
Class D Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)	$ 1.60			$ 1.60						$ 1.92		$ 2.72				$ 1.60	$ 1.60
Number of securities called by warrants (in shares)				614,046
Gross proceeds				$ 982
Warrants outstanding (in shares)	4,368,750															4,368,750	4,368,750
Number of securities included in units offered (in shares)	40,583,500											40,583,500				40,583,500	40,583,500
Shares to be issued upon exercise of remaining warrants (in shares)	273,046															273,046	273,046
Class E Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)			$ 0.70
Warrants issued (in shares)			5,182,142
Number of securities included in units offered (in shares)			35,714,286
Shares to be issued upon exercise of remaining warrants (in shares)	40,896,428															40,896,428	40,896,428
Jelco Warrants [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)	7,986,913															7,986,913	7,986,913
Pre-Funded Warrants - Jelco [Member] | Jelco [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)	$ 0.0001															$ 0.0001	$ 0.0001
Warrants issued (in shares)	955,730
Shares to be issued upon exercise of remaining warrants (in shares)	955,730															955,730	955,730
Representative Warrants [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)													$ 68.00							$ 16.00
Number of securities called by warrants (in shares)													13,125
Warrants exercised (in shares)																	0
Shares to be issued upon exercise of remaining warrants (in shares)	123,406															123,406	123,406
Common Stock [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)			1										1
Issuance of common stock (in shares)																			7,500
Number of securities included in units offered (in shares)			1									1
Number of securities called by each warrant (in shares)	1															1	1
Common Stock [Member] | Class B Warrant [Member]
Warrants [Abstract]
Number of securities called by each warrant (in shares)													1
Common Stock [Member] | Class C Warrant [Member]
Warrants [Abstract]
Number of securities called by each warrant (in shares)													1
Over-Allotment Option [Member]
Warrants [Abstract]
Number of units included in public offering (in shares)												330,843
Over-Allotment Option [Member] | Class B Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)													630,000
Number of securities called by warrants (in shares)													39,375
Over-Allotment Option [Member] | Class C Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)													630,000
Number of securities called by warrants (in shares)													39,375
Over-Allotment Option [Member] | Class D Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)												$ 3.40
Warrants issued (in shares)												1,764,500
Number of securities called by warrants (in shares)												110,281
Over-Allotment Option [Member] | Class E Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)			$ 0.01
Warrants issued (in shares)			5,182,142
Warrants exercised (in shares)																	0
Private Placement [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)				$ 1.60	$ 1.92	$ 1.28	$ 1.44
Number of securities called by warrants (in shares)				3,672,750	556,250	4,953,813	2,507,812
Gross proceeds				$ 5,877	$ 1,068	$ 6,341	$ 3,611
Original exercise price of warrants issued (in dollars per share)				$ 1.92			$ 1.92
Warrants outstanding (in shares)				0
Private Placement [Member] | Minimum [Member]
Warrants [Abstract]
Original exercise price of warrants issued (in dollars per share)						$ 1.92
Private Placement [Member] | Maximum [Member]
Warrants [Abstract]
Original exercise price of warrants issued (in dollars per share)						$ 2.16
Private Placement [Member] | Jelco [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)													$ 54.40